Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net income	$ 79,366	$ 23,291
Adjusted for the following items:
Depreciation and depletion	54,084	34,076
Loss from investments in associates	0	2,884
Share-based compensation	42,080	5,265
Finance costs	40,691	40,957
Loss on financial instruments	76,808	16,167
Loss on disposal of Juby Project	3,200	0
Amortization of deferred revenue and cumulative catch-up	(6,307)	(3,931)
Unrealized foreign exchange loss (gain)	31,732	(14,853)
Income tax expense	127,725	56,039
Loss on termination of Soto Norte Project Precious Metals Purchase Agreement	4,990	0
Other	1,008	645
Payment of Deferred Share Units and Performance Share Units	(2,221)	(2,245)
Termination of Soto Norte Project Precious Metals Purchase Agreement	(10,000)	0
Precious metal stream deposit received	0	40,016
Changes in non-cash operating working capital items	12,097	(18,720)
Operating cash flows before taxes	455,253	179,591
Income taxes paid	(82,279)	(38,354)
Net cash provided by operating activities	372,974	141,237
Investing Activities
Additions to mining interests, plant and equipment	(243,906)	(181,449)
Contributions to investment in associates	0	(2,647)
Cash proceeds from sale of Juby Project	13,065	0
Purchase of marketable securities	(1,429)	0
Increase in cash acquired with Soto Norte Acquisition	0	5,251
Acquisition costs and project funding	0	(6,085)
Capitalized interest paid (net)	(24,956)	(13,839)
Net cash used in investing activities	(257,226)	(198,769)
Financing Activities
Acquisition of 49% interest in Soto Norte Project	(50,000)	0
Net proceeds from Senior Notes 2029	0	441,294
Payment of lease obligations	(2,775)	(2,451)
Interest paid	(36,000)	(26,527)
Increase in gold in trust account	(234)	0
Repayment of convertible debenture	0	(1,325)
Proceeds from exercise of stock options and warrants, net of issuance costs	126,134	30,234
Net cash provided by financing activities	20,993	121,290
Impact of foreign exchange rate changes on cash and equivalents	2,598	(5,845)
Increase in cash and cash equivalents	139,339	57,913
Cash and cash equivalents, beginning of year	252,535	194,622
Cash and cash equivalents, end of year	391,874	252,535
Gold Notes
Financing Activities
Repayments of bonds and notes	16,132	14,778
Senior Notes 2026
Financing Activities
Repayments of bonds and notes	$ 0	305,157
Interest paid		$ (26,411)